Loans - Changes in General and Specific Allowances For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	$ 49,302	$ 47,482	$ 52,755
Provision taken (released)	4,399	5,741	8,048
Recoveries	1,443	2,852	2,324
Charge-offs	(10,411)	(6,563)	(15,467)
Other	(486)	(210)	(178)
Allowances at end of year	44,247	49,302	47,482
Allowances at end of year: individually evaluated for impairment	11,738	19,105	18,811
Allowances at end of year: collectively evaluated for impairment	32,509	30,197	28,671
Commercial loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	8,723	7,831	8,340
Provision taken (released)	(5,265)	440	282
Recoveries	97	788	67
Charge-offs	(138)	(318)	(838)
Other	(40)	(18)	(20)
Allowances at end of year	3,377	8,723	7,831
Allowances at end of year: individually evaluated for impairment	577	590	417
Allowances at end of year: collectively evaluated for impairment	2,800	8,133	7,414
Commercial real estate loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	6,512	5,920	9,816
Provision taken (released)	14,459	1,027	2,789
Recoveries	12	182	0
Charge-offs	(4,520)	(513)	(6,621)
Other	(239)	(104)	(64)
Allowances at end of year	16,224	6,512	5,920
Allowances at end of year: individually evaluated for impairment	750	2,951	1,822
Allowances at end of year: collectively evaluated for impairment	15,474	3,561	4,098
Consumer loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	2,763	2,797	3,442
Provision taken (released)	(1,076)	586	(686)
Recoveries	1,264	1,455	1,983
Charge-offs	(1,916)	(2,031)	(1,895)
Other	(70)	(44)	(47)
Allowances at end of year	965	2,763	2,797
Allowances at end of year: individually evaluated for impairment	278	274	355
Allowances at end of year: collectively evaluated for impairment	687	2,489	2,442
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	31,304	30,934	31,157
Provision taken (released)	(3,719)	3,688	5,663
Recoveries	70	427	274
Charge-offs	(3,837)	(3,701)	(6,113)
Other	(137)	(44)	(47)
Allowances at end of year	23,681	31,304	30,934
Allowances at end of year: individually evaluated for impairment	10,133	15,290	16,217
Allowances at end of year: collectively evaluated for impairment	$ 13,548	$ 16,014	$ 14,717